Principal changes in the scope of consolidation in 2021 and 2020 - Summary of Purchase Price Allocation (Details) - EUR (€) € in Millions	Sep. 14, 2021	Sep. 28, 2020	Jan. 23, 2020
Translate Bio
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	235
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	462
Goodwill	2,118
Purchase price	€ 2,580
Principia
Disclosure of detailed information about business combination [line items]
Other intangible assets		€ 2,534
Deferred tax liabilities		(436)
Other current and non-current assets and liabilities		(38)
Cash and cash equivalents		186
Net assets of Translate Bio		2,246
Goodwill		912
Purchase price		€ 3,158
Synthorx
Disclosure of detailed information about business combination [line items]
Other intangible assets			€ 1,549
Deferred tax liabilities			(269)
Other current and non-current assets and liabilities			36
Net assets of Translate Bio			1,316
Goodwill			930
Purchase price			€ 2,246